UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811–02281
THE HARTFORD INCOME SHARES FUND, INC.
(Exact name of registrant as specified in charter)
P. O. Box 2999, Hartford, Connecticut 06104-2999
(Address of Principal Executive Offices)
Edward P. Macdonald, Esquire
Life Law Unit
The Hartford Financial Services Group, Inc.
200 Hopmeadow Street
Simsbury, Connecticut 06089
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (860) 843-9934
Date of fiscal year end: July 31st
Date of reporting period: April 30, 2008
Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Hartford Income Shares Fund, Inc.
Schedule of Investments
April 30, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES — 3.0%
	Finance — 3.0%
	Bayview Commercial Asset Trust
$4,792	7.00%, 07/25/2037 ⌂ ►	$537
7,585	7.18%, 01/25/2037 ⌂ ►	705
	Bayview Financial Acquisition Trust
500	5.04%, 05/28/2037 ⌂ Δ	175
	CBA Commercial Small Balance Commercial Mortgage
4,900	7.25%, 07/25/2039 ⌂ ►	470
4,369	9.75%, 01/25/2039 ⌂ ►	426
	Credit-Based Asset Servicing and Securitization
93	3.17%, 05/25/2036 ⌂ Δ	73
	Option One Mortgage Loan Trust
1,000	6.99%, 03/25/2037 ⌂	140
	Renaissance Home Equity Loan Trust
2,500	7.50%, 04/25/2037 - 06/25/2037 ⌂	245

	Total asset & commercial mortgage backed securities (Cost $5,938)	$2,771

CORPORATE BONDS: INVESTMENT GRADE — 70.2%
	Basic Materials — 4.2%
	Newmont Mining Corp.
$500	8.63%, 05/15/2011	$560
	Olin Corp.
234	6.75%, 06/15/2016	232
	Phelps Dodge Corp.
250	9.50%, 06/01/2031	329
	Union Carbide Corp.
2,000	7.75%, 10/01/2096	1,842
	Westvaco Corp.
1,000	8.20%, 01/15/2030	953

		3,916

	Capital Goods — 1.3%
	Northrop Grumman Space & Mission Systems Corp.
1,000	7.75%, 06/01/2029	1,185

	Consumer Cyclical — 1.8%
	Delhaize America, Inc.
500	9.00%, 04/15/2031	619
	Federated Department Stores, Inc.
1,000	8.50%, 06/01/2010	1,036

		1,655

	Energy — 4.8%
	Anadarko Petroleum Corp.
235	6.45%, 09/15/2036	241
	Burlington Resources Finance Co.
850	9.13%, 10/01/2021	1,166
	ConocoPhillips Holding Co.
1,000	6.95%, 04/15/2029	1,145
	Halliburton Co.
750	5.63%, 12/01/2008	757
	Valero Energy Corp.
1,000	8.75%, 06/15/2030	1,154

		4,463

	Finance — 20.5%
	American Express Credit Corp.
358	6.80%, 09/01/2066	344
	Ameriprise Financial, Inc.
885	7.52%, 06/01/2066	817
	Bank of America Corp.
450	8.00%, 12/29/2049 Δ	458
	CIT Group, Inc.
250	3.19%, 08/17/2009 Δ	217
2,000	6.10%, 03/15/2067 Δ	1,045
	Citigroup, Inc.
829	8.30%, 12/21/2057 Δ	846
	CNA Financial Corp.
1,000	7.25%, 11/15/2023	962
	Comerica Capital Trust II
937	6.58%, 02/20/2037 Δ	641
	Countrywide Financial Corp.
10	4.50%, 06/15/2010	9
16	5.80%, 06/07/2012	15
	Countrywide Home Loans, Inc.
107	4.00%, 03/22/2011	98
606	4.13%, 09/15/2009	566
	ERAC USA Finance Co.
1,000	8.00%, 01/15/2011 ■	1,036
	Farmers Exchange Capital
3,000	7.20%, 07/15/2048 ■	2,716
	Financial Security Assurance Holdings
333	6.40%, 12/15/2066 ■ Δ	241
	Goldman Sachs Capital Trust II
600	5.79%, 12/29/2049 Δ	453
	HSBC Finance Corp.
500	7.00%, 05/15/2012	528
	ILFC E-Capital Trust II
2,585	6.25%, 12/21/2065 ■ Δ	2,295
	JP Morgan Chase Capital XX
2,535	6.55%, 09/29/2036	2,300
	Liberty Mutual Group, Inc.
250	7.00%, 03/15/2034 ■	240
	Mony Group, Inc.
1,000	8.35%, 03/15/2010	1,054
	State Street Capital Trust III
163	8.25%, 12/29/2049 Δ	166
	State Street Capital Trust IV
360	3.80%, 06/15/2037 Δ	273
	Travelers Property Casualty Corp.
1,000	7.75%, 04/15/2026	1,079
	Wachovia Corp.
420	7.98%, 02/28/2049 Δ	413
	Western Financial Bank
115	9.63%, 05/15/2012	121

		18,933

	Services — 12.1%
	Clear Channel Communications, Inc.
750	7.65%, 09/15/2010	780
	COX Communications, Inc.
1,500	6.80%, 08/01/2028	1,531
	Electronic Data Systems Corp.
750	7.45%, 10/15/2029	691
	FedEx Corp.
1,000	7.84%, 01/30/2018	1,221
	Hearst-Argyle Television, Inc.
1,000	7.00%, 01/15/2018	982

The Hartford Income Shares Fund, Inc.
Schedule of Investments
April 30, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE BONDS: INVESTMENT GRADE (continued)
	Services (continued)
	News America Holdings, Inc.
$1,500	8.88%, 04/26/2023	$1,750
	Time Warner Entertainment Co., L.P.
2,550	8.38%, 07/15/2033	2,968
	Time Warner, Inc.
700	6.63%, 05/15/2029	677
	Waste Management, Inc.
500	7.13%, 12/15/2017	542

		11,142

	Technology — 13.9%
	AT&T Corp.
1,750	8.00%, 11/15/2031	2,105
	Cingular Wireless Services, Inc.
1,500	8.75%, 03/01/2031	1,846
	Comcast Cable Communications, Inc.
1,000	8.50%, 05/01/2027	1,182
	Embarq Corp.
2,000	8.00%, 06/01/2036	1,970
	Qwest Corp.
100	6.88%, 09/15/2033	85
	Raytheon Co.
1,000	7.20%, 08/15/2027	1,107
	Sprint Capital Corp.
1,500	6.88%, 11/15/2028	1,166
	Tele-Communications, Inc.
1,500	9.80%, 02/01/2012	1,691
	Telus Corp.
400	8.00%, 06/01/2011	432
	Tyco International Group S.A.
1,250	7.00%, 06/15/2028	1,199

		12,783

	Transportation — 9.7%
	American Airlines, Inc.
2,500	7.86%, 10/01/2011	2,500
	Continental Airlines, Inc.
974	6.80%, 08/02/2018	876
1,387	7.71%, 04/02/2021	1,387
1,000	7.92%, 05/01/2010	990
2,073	8.05%, 11/01/2020	2,073
	Norfolk Southern Corp.
1,000	8.63%, 05/15/2010	1,085

		8,911

	Utilities — 1.9%
	CMS Panhandle Holding Co.
1,000	7.00%, 07/15/2029	986
	FirstEnergy Corp.
750	6.45%, 11/15/2011	779

		1,765

	Total corporate bonds: investment grade (Cost $61,687)	$64,753

CORPORATE BONDS: NON-INVESTMENT GRADE — 21.8%
	Basic Materials — 0.1%
	Olin Corp.
$66	9.13%, 12/15/2011	$72

	Capital Goods — 0.2%
	Briggs & Stratton Corp.
170	8.88%, 03/15/2011	176

	Consumer Cyclical — 0.2%
	Dillard’s, Inc.
120	6.63%, 01/15/2018	91
85	7.13%, 08/01/2018	66

		157

	Finance — 5.6%
	Countrywide Financial Corp.
483	6.25%, 05/15/2016	425
	Countrywide Home Loans, Inc.
29	6.25%, 04/15/2009	28
	Ford Motor Credit Co.
150	7.16%, 04/15/2012 Δ	147
1,000	9.75%, 09/15/2010	972
	General Motors Acceptance Corp.
2,500	6.88%, 09/15/2011	2,083
	Qwest Capital Funding, Inc.
750	6.50%, 11/15/2018	626
	Residential Capital Corp.
550	8.38%, 06/30/2010 Δ	298
	Washington Mutual Preferred Funding
1,000	6.53%, 12/29/2049 ■	575

		5,154

	Health Care — 0.6%
	Rite Aid Corp.
750	9.50%, 06/15/2017	613

	Services — 6.3%
	Belo Corp.
1,500	7.25%, 09/15/2027	1,297
	Dex Media West LLC, Inc.
750	9.88%, 08/15/2013	707
	Harrah’s Operating Co., Inc.
1,000	10.75%, 02/01/2016 ■	860
	Idearc, Inc.
500	8.00%, 11/15/2016	325
	Liberty Media Corp.
1,000	8.50%, 07/15/2029	898
	Mandalay Resort Group
250	7.63%, 07/15/2013	225
	MGM Mirage, Inc.
1,000	8.50%, 09/15/2010	1,025
	TL Acquisitions, Inc.
500	10.50%, 01/15/2015 ■	453

		5,790

	Technology — 6.5%
	CCH I Holdings LLC
3,000	9.92%, 04/01/2014	1,530
	Citizens Communications Co.
500	9.00%, 08/15/2031	461
	Intelsat Bermuda Ltd.
920	11.25%, 06/15/2016	933
	Lucent Technologies, Inc.
1,500	6.45%, 03/15/2029	1,125
	Mediacom LLC
1,500	7.88%, 02/15/2011	1,417

The Hartford Income Shares Fund, Inc.
Schedule of Investments
April 30, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE BONDS: NON-INVESTMENT GRADE (continued)
	Technology (continued)
	Nortel Networks Corp.
$650	6.88%, 09/01/2023	$449
	PanAmSat Corp.
100	6.88%, 01/15/2028	81

		5,996

	Transportation — 0.6%
	Delta Air Lines, Inc.
617	10.50%, 04/30/2016 ● ⌂	293
	Royal Caribbean Cruises Ltd.
250	7.00%, 06/15/2013	237

		530

	Utilities — 1.7%
	El Paso Corp.
1,000	8.05%, 10/15/2030	1,073
	Texas Competitive Electric Co.
500	10.25%, 11/01/2015 ■	521

		1,594

	Total corporate bonds: non-investment grade (Cost $21,495)	$20,082

U.S. GOVERNMENT AGENCIES — 0.6%
	Federal Home Loan Mortgage Corporation — 0.1%
	Mortgage Backed Securities:
$10	9.00%, 2022	$10
16	10.50%, 2017	18
1	11.25%, 2010	1
6	11.50%, 2015	7
7	11.75%, 2010	7

		43

	Federal National Mortgage Association — 0.1%
	Mortgage Backed Securities:
57	8.00%, 2024 — 2025	62
15	10.50%, 2017	18
25	11.00%, 2011 — 2018	28
10	12.00%, 2014	11
12	12.50%, 2015	13

		132

	Government National Mortgage Association — 0.2%
	Mortgage Backed Securities:
55	9.00%, 2021	60
65	9.50%, 2020	73

		133

	Other Government Agencies — 0.2%
	Small Business Administration Participation Certificates:
210	5.54%, 2026	215

	Total U.S. government agencies (Cost $496)	$523

U.S. GOVERNMENT SECURITIES — 0.6%
	U.S. Treasury Securities — 0.6%
	U.S. Treasury Bonds:
$215	4.75%, 2037	$224

	U.S. Treasury Notes:
319	4.63%, 2012	340

	Total U.S. government securities (Cost $549)	$564

		Market
Shares		Value +
COMMON STOCK — 0.2%
	Consumer Cyclical — 0.0%
1	Hosiery Corp. of America, Inc
	Class A † ● ⌂	$—

	Technology — 0.1%
—	AboveNet, Inc. ●	12
2	Global Crossing Ltd. ●	25
—	XO Holdings, Inc. ●	—

		37

	Transportation — 0.1%
12	Delta Air Lines, Inc. ●	104

	Total common stock (Cost $75)	$141

WARRANTS — 0.0%
	Technology — 0.0%
—	AboveNet, Inc. ● ⌂	$6
—	XO Holdings, Inc. ● ⌂	—

	Total warrants (Cost $- )	$6

PREFERRED STOCK — 1.5%
	Finance — 1.5%
55	Federal Home Loan Mortgage Corp.	$1,418

	Total preferred stock (Cost $1,388)	$1,418

	Total long-term investments (Cost $91,628)	$90,258

Principal
Amount
SHORT-TERM INVESTMENTS — 0.4%
	U.S. Treasury Bills — 0.4%
$400	1.43%, 06/12/2008 ○ ☐		$400

	Total short-term investments (Cost $399)		$400

	Total investments (Cost $92,027) ▲	98.3%	$90,658
	Other assets and liabilities	1.7%	1,564

	Total net assets	100.0%	$92,222

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 2.51% of total net assets at April 30, 2008.

▲	At April 30, 2008, the cost of securities for federal income tax purposes was $92,085 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$5,804
Unrealized Depreciation	(7,231)

Net Unrealized Depreciation	$(1,427)

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund’s Board of Directors at April 30, 2008 rounds to zero.

●	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at April 30, 2008, was $8,937, which represents 9.69% of total net assets.

The Hartford Income Shares Fund, Inc.
Schedule of Investments
April 30, 2008 (Unaudited)
(000’s Omitted)

Δ	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2008.

○	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

►	The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at April 30, 2008.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
10/2007	—	AboveNet, Inc.	$—
05/2007	4,792	Bayview Commercial Asset Trust,
		7.00%, 07/25/2037 - 144A	680
12/2006	7,585	Bayview Commercial Asset Trust,
		7.18%, 01/25/2037 - 144A	826
04/2007	500	Bayview Financial Acquisition Trust,
		5.04%, 05/28/2037	500
05/2007	4,900	CBA Commercial Small Balance
		Commercial Mortgage, 7.25%, 07/25/2039 - 144A	431
11/2006	4,369	CBA Commercial Small Balance
		Commercial Mortgage, 9.75%, 01/25/2039 - 144A	415
07/2007	93	Credit-Based Asset Servicing and Securitization, 3.17%,
		05/25/2036 - 144A 91
10/1996	617	Delta Air Lines, Inc., 10.50%,
		04/30/2016	654
10/1994	1	Hosiery Corp. of America, Inc. Class
		A - 144A	8
03/2007	1,000	Option One Mortgage Loan Trust,
		6.99%, 03/25/2037	874
05/2007	2,500	Renaissance Home Equity Loan
		Trust, 7.50%, 04/25/2037 - 06/25/2037	2,122
05/2006	—	XO Holdings, Inc.	—

The aggregate value of these securities at April 30, 2008 was $3,070, which represents 3.33% of total net assets.

☐	Security pledged as initial margin deposit for open futures contracts at April 30, 2008.

Futures Contracts Outstanding at April 30, 2008

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
10 Year U.S. Treasury Note	110	Short	Jun 2008	$114

*	The number of contracts does not omit 000’s.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.
Distribution by Credit Quality
as of April 30, 2008

Percentage of
Long-Term
Rating	Holdings
AAA	3.6
AA	5.1
A	19.9
BBB	48.6
BB	9.6
B	8.1
CCC	4.3
CC	0.3
NR	0.5

Total	100.0%

Item 2. Controls and Procedures.
(a) Based on an evaluation of the Registrant’s Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant’s management, including the Registrant’s officers, as appropriate, to allow timely decisions regarding required disclosure.
(b) There were no significant changes in the Registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 3. Exhibits.
(a)	Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD INCOME SHARES FUND, INC.
Date: June 16, 2008	By:	/s/ John C. Walters
John C. Walters
Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: June 16, 2008	By:	/s/ John C. Walters
John C. Walters
Its: President

Date: June 16, 2008	By:	/s/ Tamara L. Fagely
Tamara L. Fagely
Its: Vice President, Treasurer and Controller

EXHIBIT LIST

99.CERT	Certifications

(i) Section 302 certification of principal executive officer

(ii) Section 302 certification of principal financial officer